STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT DATED JULY 1, 2009

THE PURPOSE OF THIS SUPPLEMENT IS TO PROVIDE YOU WITH CHANGES TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR CLASS A, B, C, R, Y, INVESTOR AND INSTITUTIONAL CLASS SHARES, AS APPLICABLE, OF THE FUNDS LISTED BELOW:

AIM BASIC BALANCED FUND
AIM EUROPEAN SMALL COMPANY FUND
AIM GLOBAL CORE EQUITY FUND
AIM INTERNATIONAL SMALL COMPANY FUND
AIM MID CAP BASIC VALUE FUND
AIM SELECT EQUITY FUND
AIM SMALL CAP EQUITY FUND

The following information added as a new tenth, eleventh and twelfth paragraph under the heading "INVESTMENT ADVISORY AND OTHER SERVICES - INVESTMENT ADVISOR" on page 40 of the Statement of Additional Information.

     "Invesco Aim also has contractually agreed through June 30, 2010, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expenses on short sales; (iv) extraordinary or non-routine items; (v) expenses related to a merger or reorganization, as approved by each Fund's Board; and (iv) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds' shares:


                FUND                   EXPENSE LIMITATION
                ----                   ------------------
AIM Basic Balanced Fund
   Class A Shares                             2.00%
   Class B Shares                             2.75%
   Class C Shares                             2.75%
   Class R Shares                             2.25%
   Class Y Shares                             1.75%
   Investor Class Shares                      2.00%
   Institutional Class Shares                 1.75%
AIM European Small Company Fund
   Class A Shares                             2.25%
   Class B Shares                             3.00%
   Class C Shares                             3.00%
   Class Y Shares                             2.00%
AIM Global Core Equity Fund
   Class A Shares                             2.25%
   Class B Shares                             3.00%
   Class C Shares                             3.00%
   Class Y Shares                             2.00%
   Institutional Class Shares                 2.00%
AIM International Small Company Fund
   Class A Shares                             2.25%
   Class B Shares                             3.00%
   Class C Shares                             3.00%
   Class Y Shares                             2.00%
   Institutional Class Shares                 2.00%


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

AIM Mid Cap Basic Value Fund
   Class A Shares                             2.00%
   Class B Shares                             2.75%
   Class C Shares                             2.75%
   Class R Shares                             2.25%
   Class Y Shares                             1.75%
   Institutional Class Shares                 1.75%
AIM Select Equity Fund
   Class A Shares                             2.00%
   Class B Shares                             2.75%
   Class C Shares                             2.75%
   Class Y Shares                             1.75%
AIM Small Cap Equity Fund
   Class A Shares                             2.00%
   Class B Shares                             2.75%
   Class C Shares                             2.75%
   Class R Shares                             2.25%
   Class Y Shares                             1.75%
   Institutional Class Shares                 1.75%

     The total annual fund operating expenses used in determining whether a fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a fund's prospectus fee table. Acquired Fund Fees and Expenses are expenses of investment companies in which a fund invests but are not fees or expenses incurred by a fund directly.

     Currently, the expense offset arrangements from which the Funds benefit are in the form of credits that each Fund receives from banks where the Fund or its transfer agent has deposit accounts in which it holds uninvested cash. These credits are used to pay certain expenses incurred by each Fund. Such contractual fee waivers or reductions are set forth in the Fee Table to the Funds' Prospectuses and may not be terminated or amended to the Funds' detriment during the period stated in the agreement between Invesco Aim and the Funds."

The following information is added as a new eighth paragraph under the heading "PURCHASE, REDEMPTION AND PRICING OF SHARES - INSTITUTIONAL CLASS SHARES" on page 68 of the Statement of Additional Information.

     "Following the closing of the reorganization of the Atlantic Whitehall Mid Cap Growth Fund into the AIM Mid Cap Core Equity Fund and the Atlantic Whitehall Growth Fund into the AIM Large Cap Growth Fund, each Atlantic Whitehall Mid Cap Growth Fund shareholder that receives Class Y shares of the AIM Mid Cap Core Equity Fund and each Atlantic Whitehall Growth Fund shareholder that receives Class Y shares of the AIM Large Cap Growth Fund pursuant to the reorganization may exchange these shares for Institutional Class shares of the same fund, provided that (1) the Atlantic Whitehall Mid Cap Growth Fund and Atlantic Whitehall Growth Fund shareholder meets the eligibility requirements for investment in such Institutional Class shares and (2) the exchange is completed no later than December 15, 2009. Please consult your tax advisor to discuss the tax implications, if any, of an exchange of Class Y shares for Institutional Class shares of the same fund."


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